Share capital and reserves (Details 2) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Exercise pre-funded warrants, share price	£ 0.0040
Consideration for exercise pre-funded warrants	£ 3,732
Consideration for Exercise Series E & F warrants	£ 427
Intangible asset, share price	£ 0.0015
Consideration for Intangible asset	£ 219
Warrant inducement, share price	£ 0.0030
Consideration Warrant inducement	£ 3,663
Private Placements, share price		£ 0.0505
Consideration for Private Placements		£ 4,967
Registered Direct Offering Share Price		£ 0.0097
Consideration for Registered Direct Offering		£ 2,690
Shares issued to purchase Intangible asset, share price		£ 0.0040
Consideration for Shares issued to purchase Intangible asset		£ 1,279
Registered Offering, share price		£ 0.0040
Consideration for Registered Offering		£ 1,918
Minimum [Member]
IfrsStatementLineItems [Line Items]
[custom:ExerciseSeriesEFWarrantsSharePrice]	£ 0.0043
Maximum [Member]
IfrsStatementLineItems [Line Items]
[custom:ExerciseSeriesEFWarrantsSharePrice]	£ 0.0044
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	1,189,577,722	5,417,137
Exercise pre-funded warrants	944,746,000
Exercise Series E & F warrants	98,697,600
Intangible asset	151,265,200
Warrant inducement	1,241,826,400
Ending balance, shares	277,971,722	1,189,577,722
Private Placements		98,387,275
Registered Direct Offering		276,697,310
Shares issued to purchase Intangible asset		323,684,800
Registered Offering		485,391,200
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	1,000,001	1,000,001
Exercise pre-funded warrants
Exercise Series E & F warrants
Intangible asset
Warrant inducement
Ending balance, shares	1,000,001	1,000,001
Private Placements
Registered Direct Offering
Share sub-division and re-designation		4,063,321,418
Shares issued to purchase Intangible asset
Registered Offering
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	4,063,321,418
Exercise pre-funded warrants
Exercise Series E & F warrants
Intangible asset
Warrant inducement
Ending balance, shares	4,063,321,418	4,063,321,418
Private Placements
Registered Direct Offering
Shares issued to purchase Intangible asset
Registered Offering